Operating Segments (Details) - Schedule of Adjusted EBITDA is Reconciled with the Consolidated Operating Profit - USD ($) $ in Thousands		3 Months Ended				6 Months Ended				12 Months Ended
		Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Schedule of Adjusted Ebitda is Reconciled with the Consolidated Operating Profit [Abstract]
Profit (loss) before taxes		$ 536,969		$ (25,870)		$ 904,618		$ (439,546)		$ (259,728)		$ 3,553,493		$ 5,062,768
Share of profit of equity-accounted investees, net of tax		(2,404)		(3,031)		4,128		(5,807)
Net finance expense		599,618		336,852		948,363		636,027		1,353,405		1,241,698		938,479
Depreciation and amortization		546,272		536,727		1,090,778		1,035,865
Antitrust agreements(1)		75,585	[1]	18,000	[1]	80,277	[1]	31,700	[1]	102,500	[2]	101,447	[2]	792,700	[2]
Donations and social programs(2)		4,785	[3]	4,655	[3]	14,580	[3]	7,386	[3]	18,166	[4]	23,942	[4]	27,311	[4]
Impairment of assets				918				21,745
Restructuring(3)	[5]	37,199		32,854		52,156		43,757
Rio Grande do Sul claim(4)		6,221	[6]		[6]	6,221	[6]		[6]	53,275	[7]		[7]		[7]
Fiscal payments and installments – Special Program(5)	[8]	81,766				81,766
Other operating income (expense), net(6)		8,189	[9]	1,669	[9]	9,290	[9]	(12,084)	[9]	24,470	[10]	(18,308)	[10]	9,120	[10]
Elimination		645		609		1,324		1,188		2,583		2,182		2,033
Total Adjusted EBITDA for reportable segments		$ 1,894,845		$ 903,383		$ 3,193,501		$ 1,320,231		$ 3,460,468		$ 6,724,187		$ 8,488,449

[1]	Refers to the Agreements entered by JBS USA and its subsidiaries as described in Note 18 — Provisions for legal proceedings.
[2]	Refers to the Agreements entered by JBS USA and its subsidiaries as described in Note 19 — Provisions for legal proceedings.
[3]	Refers to the donations, as described in Note 24 — Expenses by nature.
[4]	Refers to the donations, as described in Note 26 — Expenses by nature.
[5]	Refers to multiple restructuring initiatives, primarily those in the indirect subsidiary Pilgrim’s Pride Corporation (PPC), which are registered as Other expenses, as well as other non-significant restructuring projects that are registered as General and administrative expenses.
[6]	Refers to the claim resulting from flooding that occurred in Rio Grande do Sul.
[7]	Refers to multiple restructuring initiatives, primarily those in the indirect subsidiary Pilgrim’s Pride Corporation (PPC), which are registered as Other expenses, as well as other non-significant restructuring projects that are registered as General and administrative expenses.
[8]	Refers to the special program for payment of tax processes with exemption from fines and reduction of interest.
[9]	Refers to several adjustments basically in JBS USA’s jurisdiction such as third-party advisory expenses related to acquisitions, marketing of social programs, insurance recovery, among others.
[10]	Refers to various adjustments, mainly abroad, such as expenses related to acquisitions, insurance indemnities, among others.